Expense Example - Loomis Sayles Credit Income Fund	Sep. 29, 2020 USD ($)
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	280
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	505
Expense Example, with Redemption, 3 Years	768
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	590
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	$ 328